Net Income - Other Income and Expenses (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)	Dec. 31, 2023 TWD ($)
Analysis of income and expense [abstract]
Loss on disposal of property, plant and equipment	$ (28)	$ (1)	$ (17)	$ 0
Impairment loss on property, plant and equipment	(112)	(4)	0	(299)
Reversal of impairment loss / (impairment loss) on investment properties	28	1	139	(336)
Gain on disposal of intangible assets	0	0	0	0
Other income and expenses	$ (112)	$ (4)	$ 122	$ (635)